Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Operating Leases

The minimum aggregate future obligations under non-cancelable operating leases as of December 31, 2013 are as follows (in thousands):

Years ending December 31,
2014	$939
2015	754
2016	526
2017	334

Total minimum lease payments	$2,553

Capital Lease Obligations

Future minimum lease payments under capital lease obligations (in thousands), including those described above are:

Years ending December 31,
2014	$3,162
2015	1,755
2016	1,181
2017	420
2018	196
2019	8

Total future minimum lease payments	6,722
Less amount representing interest	(642)

Present value of future minimum lease payments	6,080
Less current maturities	(2,786)

Obligations under capital leases – long term	$3,294